Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Operations
Revenue
Cost of revenues
Gross profit
Operating expenses
Payroll and related expenses	553,199	803,426
Consulting	2,081,714	867,356
Professional fees	332,767	614,935
Research and development	251,724	824,711
General and administrative	738,816	1,939,230
Total operating expenses	3,958,220	5,049,658
Operating loss	(3,958,220)	(5,049,658)
Other income and (expense)
Interest expense, net	(1,186,008)	(75,145)
Change in fair value of derivative liability	4,959,062	(50,237)
Loss on extinguishment	(628,510)
Legal Settlement - replacement warrants		(1,764,450)
Legal settlement - other	(42,210)
Net loss	(855,886)	(6,939,490)
Net loss attributable to noncontrolling interest	(11,717)	(16,390)
Net loss attributable to Cool Technologies, Inc.	$ (844,169)	$ (6,923,100)
Net loss per common share: Basic and diluted	$ (0.01)	$ (0.10)
Weighted average common shares outstanding: Basic and diluted	84,894,351	64,586,781